STANDISH, AYER & WOOD INVESTMENT TRUST
                              One Financial Center
                           Boston, Massachusetts 02111


                                December 9, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

       Re: Standish, Ayer & Wood Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)

Ladies and Gentlemen:

       The Trust hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the combined prospectus and combined statement of additional information relating to shares of beneficial interest of the following series of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.84 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Commission of November 26, 1997: Standish Equity Asset Fund, Standish Fixed Income Asset Fund, Standish Global Fixed Income Asset Fund and Standish Small Capitalization Equity Asset Fund.

       If you have any questions or comments concerning this filing, please contact Leonard A. Pierce, Esq., of Hale and Dorr LLP, counsel to the Trust, at
(617) 526-6440 (collect).

                                         Very truly yours,

                                         Standish, Ayer & Wood Investment Trust


                                         /s/ Denise Kneeland
                                         Denise Kneeland